SHAREHOLDERS’ EQUITY - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Proceeds, Issuance of Shares, Share-Based Payment Arrangement, Including Option Exercised [Abstract]
Warrants, Issued	0	1,652,175
Weighted Average Exercise Price, Issued	$ 0	$ 8.3
Warrants, Exercised	0	0
Weighted Average Exercise Price, Exercised	$ 0	$ 0
Warrants, Expired	0	0
Weighted Average Exercise Price, Expired	$ 0	$ 0
Warrants outstanding,,Beginning	1,652,175
Weighted Average Exercise Price,outstanding,Beginning	$ 8.3
Warrants outstanding,,Beginning	1,652,175	1,652,175
Weighted Average Exercise Price,outstanding,Beginning	$ 8.3	$ 8.3